INVESTMENT IN EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF RECONCILIATION OF OPENING AND CLOSING BALANCE OF INVESTMENT IN EQUITY SECURITIES

The reconciliation of the opening and closing fair value balance of the investment in equity securities instruments is provided below:

Opening Balance December 31, 2021	$4,011
Changes during 2022:
Adjustment to fair value through profit or loss	(2,208)
Investment in equity securities	715
Conversion of SAFE to equity securities	286
Opening Balance December 31, 2022	$2,804
Changes during 2023:
Adjustment to fair value through profit or loss	(2,330)
Closing Balance December 31, 2023	$474
Adjustment to fair value through profit or loss	1,444
Divestment in Equity Securities	(1,847)
Closing Balance December 31, 2024	$71